Share Capital - Acquisitions - Summary of Equity Issuances Related to Acquisitions (Details) (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share issue costs	$ 2,448	$ 2,448
R Trees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share issue costs	69
Spot
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share issue costs	9
Green Hemp
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share issue costs	$ 9
Mettrum Hempworks Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share issue costs		$ 997